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                     [LETTERHEAD OF UNITED INVESTORS LIFE]



                                March 27, 2000


VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: United Investors Advantage Gold Variable Account (File No. 333-89797) Rule 497(j) Certification

Commissioners:

     On behalf of United Investors Advantage Gold Variable Account (the "Account") and in lieu of filing with the Commission the form of prospectus and statement of additional information dated February 15, 2000 that was used in connection with the offering by United Investors Life Insurance Company (the "Company") of certain deferred variable annuity insurance policies funded through the Account, the company hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the "1933 Act") would not have differed from that contained in Pre-Effective Amendment No. 1 to the Account's registration statement under the 1933 Act on Form N-4, as filed with the Commission on January 26, 2000.

     (2) the text of Pre-Effective Amendment No. 1 has been filed with the Commission electronically.

     Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.

                                        UNITED INVESTORS LIFE INSURANCE COMPANY



                                        By:   /s/ Anthony L. McWhorter
                                              ----------------------------------
                                              Anthony L. McWhorter
                                              President

cc: Frederick R. Bellamy